Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income	$ 7,182	$ 6,912
Adjustments:
Increase (decrease) in insurance contract liabilities	(33,413)	10,719
Increase (decrease) in investment contract liabilities	41	44
(Increase) decrease in reinsurance assets excluding coinsurance transactions (note 7)	159	754
Amortization of (premium) discount on invested assets	(32)	181
Other amortization	538	529
Net realized and unrealized (gains) losses and impairment on assets	47,270	4,824
Gain on U.S. variable annuity reinsurance transaction (pre-tax) (note 7)	(1,070)
Gain on derecognition of Joint Venture interest during Manulife TEDA acquisition (pre-tax) (notes 3 & 6)	(95)
Deferred income tax expense (recovery)	731	(127)
Stock option expense	5	9
Cash provided by operating activities before undernoted items	21,316	23,845
Cash decrease due to U.S. variable annuity reinsurance transaction (note 7)	(1,377)
Changes in policy related and operating receivables and payables	(2,204)	(690)
Cash provided by (used in) operating activities	17,735	23,155
Investing activities
Purchases and mortgage advances	(111,768)	(120,965)
Disposals and repayments	93,407	96,728
Change in investment broker net receivables and payables	(67)	(186)
Net cash increase (decrease) from sale (purchase) of subsidiary (notes 3 & 6)	(182)	(19)
Cash provided by (used in) investing activities	(18,610)	(24,442)
Financing activities
Issue of long-term debt, net (note 10)	946
Redemption of long-term debt (note 10)		(1,250)
Redemption of capital instruments (note 11)	(1,000)	(818)
Secured borrowings (note 4(f))	437	26
Change in repurchase agreements and securities sold but not yet purchased	(551)	186
Change in deposits from Bank clients, net	1,703	(164)
Lease payments	(120)	(124)
Shareholders' dividends and other equity distributions	(2,787)	(2,500)
Common shares repurchased (note 12)	(1,884)
Common shares issued, net (note 12)	23	51
Preferred shares and other equity issued, net (note 12)	990	3,171
Preferred shares redeemed, net (note 12)	(711)	(612)
Contributions from (distributions to, acquisition of) non-controlling interests, net	(51)	(13)
Cash provided by (used in) financing activities	(3,005)	(2,047)
Cash and short-term securities
Increase (decrease) during the year	(3,880)	(3,334)
Effect of foreign exchange rate changes on cash and short-term securities	585	(319)
Net cash and short-term securities, January 1	21,930	25,583
Net cash and short-term securities, December 31	18,635	21,930
Cash and short-term securities
Gross cash and short-term securities, beginning of year	22,594	26,167
Net payments in transit, included in other liabilities, beginning of year	(664)	(584)
Net cash and short-term securities, January 1	21,930	25,583
Gross cash and short-term securities, end of year	19,153	22,594
Net payments in transit, included in other liabilities, end of year	(518)	(664)
Net cash and short-term securities, December 31	18,635	21,930
Supplemental disclosures on cash flow information
Interest received	12,133	11,376
Interest paid	1,248	981
Income taxes paid	$ 1,238	$ 571